Derivative instruments and hedging activities - Schedule of gains (losses) from derivatives and non-derivatives designated as net investment hedges (Detail) - Net investment hedges [Member] - JPY (¥)
¥ in Billions
12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives and non-derivatives designated as net investment hedges	¥ (11)	¥ 6	¥ 7
Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives and non-derivatives designated as net investment hedges	¥ (11)	¥ 6	¥ 7